Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	14,217,271
Proposed Maximum Offering Price per Unit	25.615
Maximum Aggregate Offering Price	$ 363,175,396.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,154.52
Offering Note	1 (a) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), on the basis of $25.615 per share, which is the average of the high and low prices of the Registrant's Common Shares as reported on the New York Stock Exchange on April 9, 2026. 1 (b) The Registrant is offsetting $50,154.52 of fees previously paid pursuant to Rule 457(p) under the Securities Act, as set forth in Table 2.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10